Annual Fund Operating Expenses - VY Invesco Comstock Portfolio	May 01, 2021	[1]
Class ADV
Operating Expenses:
Management Fees	0.70%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Other Expenses	0.13%
Total Annual Portfolio Operating Expenses	1.33%
Waivers and Reimbursements	(0.13%)	[2]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.20%
Class I
Operating Expenses:
Management Fees	0.70%
Distribution and/or Shareholder Services (12b-1) Fees	none
Other Expenses	0.13%
Total Annual Portfolio Operating Expenses	0.83%
Waivers and Reimbursements	(0.13%)	[2]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.70%
Class R6
Operating Expenses:
Management Fees	0.70%
Distribution and/or Shareholder Services (12b-1) Fees	none
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	0.77%
Waivers and Reimbursements	(0.07%)	[2]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.70%
Class S
Operating Expenses:
Management Fees	0.70%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses	0.13%
Total Annual Portfolio Operating Expenses	1.08%
Waivers and Reimbursements	(0.13%)	[2]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.95%
Class S2
Operating Expenses:
Management Fees	0.70%
Distribution and/or Shareholder Services (12b-1) Fees	0.40%
Other Expenses	0.13%
Total Annual Portfolio Operating Expenses	1.23%
Waivers and Reimbursements	(0.13%)	[2]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.10%

[1]	Expense information has been restated to reflect current contractual rates.
[2]	The adviser is contractually obligated to limit expenses to 1.20%, 0.70%, 0.70%, 0.95%, and 1.10% for Class ADV, Class I, Class R6, Class S, and Class S2 shares, respectively, through May 1, 2022. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. Termination or modification of this obligation requires approval by the Portfolio’s board.